MILLENNIUM INCOME TRUST

                  TREASURERS' GOVERNMENT MONEY MARKET FUND

                           Semi-Annual Report

                            March 31, 1999

                              Unaudited

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                          MILLENNIUM INCOME TRUST



                                                     May 20, 1999



Dear Shareholder,

We are pleased to provide you with the semi-annual report of the Millennium Income Trust for the six month period ended March 31, 1999. During the period the Treasurers' Government Money Market Fund portfolio registered solid performance and achieved its objective of providing maximum current income from high quality money market securities while maintaining stability of principal.

Although past performance is no guarantee of future results the table below presents the Fund's 7 day average yields at the end of the six month period.


            Treasurers' Government Money Market Fund
                 7 Day Average Yields 3/31/99
                   Current          Compound
                    4.79%             4.90%


Thank you for choosing the Treasurers' Government Money Market
Fund. We look forward to the continued opportunity to meet your investment needs.


James A. Casselberry, Jr.
President






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                STATEMENT OF ASSETS AND LIABILITIES
                    March 31, 1999   (Unaudited)


Assets
   Investments at cost and value (Note 2)           $ 28,400,737
   Repurchase agreement Note 2)                        6,927,322
   Receivables
      Accrued income                                     288,560
      Receivable from related party                       54,172
   Prepaid organizational expenses, net (Note 3)           3,634
   Other assets                                            5,833
                                                     -----------
         Total assets                                 35,680,258
                                                     -----------
Liabilities
   Income distribution payable                            50,516
   Payable to related party (Note 3)                         801
   Accrued expenses                                        9,483
                                                     -----------
         Total liabilities                                60,800
                                                     -----------
Net assets applicable to outstanding shares         $ 35,619,458
                                                    ============
Net assets consist of:
   Paid-in capital                                  $ 35,621,218
   Accumulated net realized losses
      from security transactions                        (1,760)
                                                     -----------
                                                    $ 35,619,458
                                                    ============

Outstanding shares
(Unlimited number of shares authorized, no par value) 35,621,218
                                                    ============

Net asset value, offering and redemption
     price per share (Note 2)                             $ 1.00
                                                            ====




         See accompanying Notes to Financial Statements.




                                2

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                     STATEMENT OF OPERATIONS
         For the Six Months Ended March 31, 1999   (Unaudited)


Interest income                                         $ 872,572
                                                      -----------
Expenses:  (Note 3)
   Management fees                                         33,766
   Administration fees                                      8,442
   Service fees                                            22,380
   Professional fees                                       13,073
   Insurance expense                                        4,167
   Trustees fees & expenses                                 8,485
   S & P rating                                            25,666
   Amortization of organization expenses                    2,350
                                                      -----------
                                                          118,329
   Less expenses reimbursed by the Manager (Note 3        (76,122)
                                                      -----------
        Net expenses                                       42,207
                                                      -----------
Net investment income                                     830,365
Net realized losses from security transactions             (1,760)
                                                      -----------
Increase in net assets resulting from operations        $ 828,605
                                                          =======







         See accompanying Notes to Financial Statements.




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
                    STATEMENTS OF CHANGES IN NET ASSETS
                                                          6 Mos Ended             Year
                                                           3/31/1999              Ended
                                                          (Unaudited)           9/30/1998
                                                          ------------        ------------
From operations:
    Net investment income                               $     830,365       $     673,426
    Net realized losses from security transactions             (1,760)                  0
                                                          ------------       ------------
    Increase in net assets resulting from operations          828,605                   0
                                                          ------------       ------------
From dividends:
    Dividends from net investment income                     (830,365)           (673,426)
                                                          ------------       ------------
From capital share transactions:
     Proceeds from shares sold                             70,509,630          33,475,179
     Shares issued in reinvestment of dividends               398,206             321,417
     Less payments for shares redeemed                    (68,994,424)           (200,000)
                                                          ------------       ------------
     Increase in net assets from capital share transactions 1,913,412          33,596,596
                                                          ------------       ------------
          Total increase in net assets                  $   1,911,652        $ 33,596,596

Net assets:
   Beginning of period                                     33,707,806             111,210
                                                          ------------       ------------
   End of period                                         $ 35,619,458        $ 33,707,806
                                                           ==========          ==========

















              See accompanying Notes to Financial Statements.




                                     4

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                                   SCHEDULE OF INVESTMENTS
                                  March 31, 1999   (Unaudited)

U. S. GOVERNMENT AGENCY ISSUES   -    80.4 %  Par Value         Market Value
--------------------------------------------  ----------        ------------
   Federal Home Loan Mortgage Corp
        Discount Note due 4/1/99          $   13,000,000      $   13,000,000
        Discount Note due 4/6/99                 500,000             499,670
        Discount Note due 4/9/99               1,017,000           1,015,928
   Federal National Mortgage Association
        Note, 4.75% due 4/7/99                   600,000             599,525
        Note, 4.75% due 4/8/99                 1,500,000           1,498,614
        Note, 5.97% due 4/5/99                 3,000,000           3,000,324
        Note, 6.25%, due 4/16/99               1,750,000           1,750,716
        Note, 7.12% due 4/19/99                2,240,000           2,250,649
        Note, 5.80% due 5/3/99                 1,000,000           1,000,475
   Federal Home Loan Bank
        Note, 8.91% due 4/7/99                   330,000             329,737
        Note, 6.15% due 5/4/99                   300,000             300,970
        Note, 7.00% due 9/14/99                  650,000             653,497
        Note, 5.39% due 4/30/99                  500,000             500,632
   Federal Farm Credit Bank
        Note, 5.39% due 10/1/99                2,000,000           2,000,000
                                                                 -----------
TOTAL U.S. GOVERNMENT AGENCY ISSUES                               28,400,737
   (Amortized Cost  $ 28,400,737)

REPURCHASE AGREEMENT(1)   -    19.6 %          Proceeds             Value
--------------------------------------------  ----------        ------------
   Lehman Brothers
   4.90% Issue date 3/31/99 due 4/1/99    $    6,928,265           6,927,322
                                             -----------         -----------
TOTAL REPURCHASE AGREEMENT                     6,928,265           6,927,322
                                             -----------         -----------

TOTAL INVESTMENTS - 100.0 %                                   $   35,328,059
   (Amortized Cost $ 35,328,059)                                 ===========


(1) Repurchase agreements are fully collateralized by U.S. Government agency securities.






              See accompanying Notes to Financial Statements.




                                     5

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
                           FINANCIAL HIGHLIGHTS
                                             6 Mos Ended    Year Ended September 30,
                                              3/31/1999    -------------------------
                                             (Unaudited)     1998        1997        1996
                                             -----------     ----        ----        ----
Per share data for a share outstanding:
    Net asset value at beginning of period   $  1.000    $  1.000    $  1.000    $  1.000
                                                -----       -----       -----       -----
    Net investment income                       0.025       0.053       0.051       0.052
    Distributions from net investment income   (0.025)     (0.053)     (0.051 )    (0.052)
                                                -----       -----       -----       -----
    Net asset value at end of period         $  1.000    $  1.000    $  1.000    $  1.000
                                                =====       =====       =====       =====

    Total return (1)                            4.93% *     5.33%       5.06%       5.27%
                                                =====       =====       =====       =====

    Net assets at end of period (000's)      $ 35,619    $ 33,708       $ 111       $ 132

Ratio of net expenses to average net assets (1) 0.25% *     0.22%       0.00%       0.00%
Ratio of net investment income                  4.92% *     5.33%       5.06%       5.25%
      to average net assets (1)

(1) The information contained in the above table is based on actual expenses for the periods, after giving effect to the portion of expenses reduced by the Adviser. Had these expenses not been reduced, the Fund's expense and investment income ratios would have been:

                                             6 Mos Ended    Year Ended September 30,
                                              3/31/1999    -------------------------
                                             (Unaudited)     1998        1997        1996
                                             -----------     ----        ----        ----
Ratio of gross expenses to average net assets   0.70% *     0.80%       30.19%     14.42%
Ratio of net investment                         4.47% *     4.74%      (25.13%)   ( 9.17%)
      income (loss) to average net assets

*    Annualized

(1) Past performance cannot be used to predict future returns. An investment in a money market fund is neither insured nor guaranteed by the U. S. government and there is no assurance that the Fund will be able to maintain a stable net assetvalue of $1 per share.




              See accompanying Notes to Financial Statements.




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                   NOTES TO FINANCIAL STATEMENTS
                    March 31, 1999   (Unaudited)
(1)  Organization
The Millennium Income Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company. The Trust was established as a Massachusetts business trust under a Declaration of Trust dated August 19, 1994. The Trust has established one fund series, the Treasurers' Government Money Market Fund (the "Fund"). The Trust was capitalized on January 17, 1995, when 100,000 shares of the Fund were issued at $1.00 per share to Janis S. England, chairman and controlling member of Millennium Financial LLC, ("MFL") the Fund's administrator, and Millennium Capital LLC, ("MCL") the Fund's distributor.
The Fund had no operations prior to the public offering (which occurred on October 2, 1995) of shares except for the initial issuance of shares; accordingly, no financial statement information is presented for the period prior to fiscal 1996. The Fund's investment objective is to seek high current income, consistent with protection of capital.

(2)  Significant Accounting Policies
The following is a summary of the Fund's significant accounting policies:
Security valuation - Securities are valued on the amortized cost basis, which approximates market value. This involves initially valuing a security at its original cost and thereafter assuming a constant amortization to maturity of any discount or premium. This method of valuation is expected to enable the Fund to maintain a constant net asset value per share.

Repurchase agreements - Repurchase agreements are collateralized by U.S. Government securities valued at cost which, together with accrued interest, approximates market. Collateral for repurchase agreements is held in safekeeping in the the Fund's custodian customer-only account at the Federal Reserve Bank of Cleveland. At the time the Fund enters into a repurchase agreement, the seller agrees that the value of the underlying securities, including accrued interest, will be equal to or exceed the face amount of the repurchase agreement. In the event of a bankruptcy or other default of the seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying security and losses. These losses would equal the face amount of the repurchase agreement(s) and accrued interest, net of any proceeds received in liquidation of the underlying securities. To minimize the possibility of loss, the Fund enters into repurchase agreements only with institutions deemed to be creditworthy.

Security transactions - Investment transactions are accounted for on the trade
date.   Securities sold are valued on a specific identification basis.

Fund share valuation, investment income and distributions to shareholders - The net asset value per share of the Fund is calculated twice a day by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding. Interest income is accrued as earned. Distributions from net investment income are declared daily and paid on or about the first business day of each month.

Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax - It is the Fund's policy to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year


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in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of Federal income tax on the income distributed. Accordingly, no provision for income taxes has been made. In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.


(3)  Transactions with Affiliates
The President of the Trust is the chairman and controlling shareholder of Trias Capital Management, Inc. ("Trias"), the Trust's investment manager. The Secretary/Treasurer of the Trust is the chairman and controlling member of MFL, the Trust's administrator, and MCL, the Trust's principal underwriter. Investment Management Agreement - The Fund's investments are managed by Trias pursuant to the terms of a management agreement. Under the terms of the management agreement, the Fund pays Trias a fee, which is computed and accrued daily and paid monthly at the annual rate of .20% of its average daily net assets. Since Apriil 1, 1999 Trias has agreed to reimburse the Fund the amount by which its total operating expenses exceeded .25% of average daily net assets. For the six months ended March 31, 1999, the total of such reimbursements were $ 76,122.
Administration Agreement - The Fund's business affairs are managed by MFL pursuant to the terms of an administration agreement. Under the terms of the administration agreement, the Fund pays MFL a fee, which is computed and accrued daily and paid monthly at the annual rate of .05% of its average daily net assets.
Transfer Agent and Shareholder Service Agreement - The Fund has a Transfer, Dividend Disbursing, Shareholder Service and Plan Agency Agreement with Countrywide Fund Services, Inc. ("CFS"). For the services provided under this agreement, CFS receives a monthly fee at an annual rate of $20 per shareholder account, subject to a minimum monthly fee not to exceed $1,500. In addition, the Fund pays CFS' out-of-pocket expenses including, but not limited to, postage and supplies.
Accounting Services Agreement - The Fund has an Accounting Services Agreement with CFS. For the services provided under this agreement CFS receives a monthly fee. Based on current asset levels this fee is $1,000 per month. Prepaid Organizational Expenses - Expenses paid by MFL amounting to $23,500, were incurred in connection with the organization of the Trust and the initial offering of shares. Such organizational expenses are capitalized and amortized on a straight-line basis over five years. As of January 17, 1995, all outstanding shares of the Fund were held by the chairman and controlling member of MFL, who purchased these initial shares in order to provide the Trust with its required capital. In the event any of the initial shares of the Fund are redeemed by the chairman and controlling member of MFL or by any subsequent owner at any time prior to the complete amortization of organizational expenses, the redemption proceeds payable with respect to such shares will be reduced by the pro rata share of the unamortized deferred organizational expenses as of the date of such redemption.

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